PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 17, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses		¥ 17,782	¥ 9,461	¥ 7,668
Commercial Property Purchase Agreement
Property, Plant and Equipment [Line Items]
Cash consideration	¥ 1,353,638
Down payment on purchase of commercial property	¥ 714,576